Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Realized Gain (Loss) [Abstract]
Realized gains	$ 163	$ 122	$ 200
Realized losses	(143)	(19)	(23)
Net realized gains	20	103	177
Income tax on net realized gains	$ 5	$ 26	$ 45